Taxes - Schedule of Statutory Rates to the Effective Tax Rate (Details)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Statutory Rates to the Effective Tax Rate [Abstract]
Income tax rate in the Cayman Islands, permanent tax holiday		0.00%	0.00%	0.00%
Hong Kong statutory income tax rate		16.50%	16.50%	16.50%
Income not taxable		(1.80%)	(690.00%)
Expenses not deductible		8.80%
Over (under) provision of prior year		0.70%	(30.00%)
Tax concession		(0.10%)	(2.00%)	(0.70%)
Tax loss not recognized		2.10%
Change in valuation allowance	[1]	8.00%	65.20%	7.00%
Effective tax rate		1.20%	72.50%	22.80%

[1]	Change in valuation allowance represents valuation allowance of deferred tax assets recorded for the years ended March 31, 2024, 2025 and 2026 from certain subsidiaries of the Company in Hong Kong.